Related Party Revenue (FY)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Revenue Recognition

14. RELATED PARTY REVENUE
Fee revenues from our Investment Management segment are earned from the Managed Funds. We provide services to the Managed Funds, including asset acquisition and disposition decisions, asset management, operating and leasing of properties, construction management, and other general and administrative responsibilities. Services are currently provided under either advisory agreements or master property management and master services agreements (“Management Agreements”). Advisory agreements have a duration of one year and are renewed annually at the discretion of the respective boards of directors. Management Agreements have no defined term, but can be canceled by either party upon 30 days’ notice.
Summarized below are the fees earned by and the expenses reimbursable to us from the related party Managed Funds during the year ended December 31, 2017, all of which were earned following the PELP transaction (in thousands):

	REIT II	REIT III	NRP	Other Parties	Total
Advisory Agreements Revenue:
Acquisition fees	$218	$519	$—	$—	$737
Asset management fees	2,878	59	105	49	3,091
Due diligence reimbursements	142	72	—	—	214
Total advisory revenue	$3,238	$650	$105	$49	$4,042

Management Agreements Revenue:
Property management fees	$1,518	$15	$230	$27	$1,790
Leasing commissions	782	15	196	16	1,009
Construction management fees	365	4	36	7	412
Other property management fees and reimbursements	339	69	65	77	550
Total property management revenue	$3,004	$103	$527	$127	$3,761

Other Revenue:
Insurance premiums	$206	$—	$—	$—	$206
Advisory Agreements—Under our advisory agreements, we earn revenue for managing day-to-day activities and implementing the investment strategy for the Managed Funds. The following tables summarize our fee structure for each of the related party Managed Funds.
Acquisition Fee

Fund	Rate	Payable	Description
REIT II	0.85%	In cash upon completion	Rate is based on contract purchase price, including acquisition expenses and any debt.
REIT III	2.0%	In cash upon completion	Rate is based on contract purchase price, including acquisition expenses and any debt.
During the public offering period for REIT III, we will receive an additional contingent advisor payment of 2.15% of the contract purchase price of each property or other real estate investment they acquire.
Disposition fee

Fund	Rate	Payable	Description
REIT II	1.7%, or up to 3.0%	In cash upon completion	Rate is lesser of 1.7% of contract sales price or one-half of the total commissions paid if a non-affiliated broker is also involved in the sale, not to exceed a competitive rate or 6%.
REIT III	2.0% or up to 3.0%	In cash upon completion	Rate is lesser of 2% of contract sales price or one-half of the total commissions paid if a non-affiliated broker is also involved in the sale, not to exceed a competitive rate or 6%.
Asset Management Fee and Subordinated Participation

Fund	Rate	Payable	Description
REIT II	0.85%	80% in cash and 20% in Class B units, paid monthly
One-twelfth of the rate is paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate is paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

REIT III	1.0%	Monthly in cash, partnership units, or common stock at our election	One-twelfth of the rate is paid out monthly based on asset cost as of the last day of the preceding month.
NRP	0.5%, or up to 1.0%	Monthly
An amount of one-twelfth of 0.5% of the aggregate capital contributions as of the first day of the quarterly period. Once an aggregate amount of the asset management fees received reaches $918K, the monthly amount is equal to one-twelfth of 1.0% of the invested equity.

Management Agreements—Under our Management Agreements, we earn revenues for managing day-to-day activities at the properties of the Managed Funds. As property manager, we are to provide services including accounting, finance, and operations for which we receive a distinct fee based on a set percentage of gross cash receipts each month. Under the Management Agreements, we also serve as a leasing agent to the Managed Funds. For each new lease, lease renewal, and expansion, we receive a leasing commission. Leasing commissions are recognized as lease deals occur and are dependent on the terms of the lease. We assist in overseeing the construction of various improvements for Managed Funds, for which we receive a distinct fee based on a set percentage of total project cost calculated upon completion of construction. Because both parties in these contracts can cancel upon 30 days’ notice without penalties, their term is considered month-to-month.
The Management Agreements have terms as follows:

Fee	Rate	Payable	Description
Property Management	4.0%	In cash, monthly	Rate is applied to monthly cash receipts at a given property.
Leasing Commissions	various	In cash upon completion	An amount equal to the leasing fees charged by unaffiliated persons rendering comparable services in the same geographic location.
Construction Management	various	In cash upon completion	An amount equal to the fees charged by unaffiliated persons rendering comparable services in the same geographic location.
Investment in Affiliates—As part of the PELP transaction we acquired interests in REIT II and REIT III. We account for our investment in REIT II as an available-for-sale security, and we account for our investment in REIT III under the equity method. As of December 31, 2017, our investment in affiliates totaled approximately $202,000 and $700,000 in REIT II and REIT III, respectively.
Related Party Receivables—Summarized below is the detail of our outstanding receivable balance from related parties as of December 31, 2017 (in thousands):

2017
REIT II and other related parties	$1,551
REIT III	4,551
Total	$6,102
Organizational and Offering Costs—Under the terms of the advisory agreement, we have incurred organizational and offering costs related to REIT III, all of which is recorded in Accounts Receivable - Affiliates on the consolidated balance sheets. Since REIT III’s initial public offering has not commenced, we have only charged REIT III organizational and offering costs related to its private placement, which was approximately $2.0 million as of December 31, 2017. The receivable amount of $4.6 million includes $3.9 million incurred by PELP, which was included as an assumed receivable in the net assets acquired as part of the PELP transaction.